UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21449

        Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Municipal High Income Opportunity Fund (NMZ)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 2.3% (1.5% of Total Investments)

$2,000	Baldwin County Eastern Shore Healthcare Authority, Alabama, Hospital Revenue Bonds, Thomas	4/06 at 102.00	BBB-	$2,057,440
	Hospital, Series 1996, 6.750%, 4/01/15

6,200	Baldwin County Eastern Shore Healthcare Authority, Alabama, Hospital Revenue Bonds, Thomas	4/08 at 102.00	BBB-	6,253,692
	Hospital, Series 1998, 5.750%, 4/01/27

	Arizona - 4.5% (3.1% of Total Investments)

576	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien	7/10 at 102.00	N/R	635,201
	Bonds, Series 2001A, 7.875%, 7/01/25

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds,	1/11 at 103.00	BBB	6,758,237
	Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori
	School, Series 2004A:
350	6.375%, 11/01/13	11/11 at 103.00	N/R	353,532
790	7.250%, 11/01/23	11/11 at 103.00	N/R	801,400
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,740,742

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster	12/14 at 100.00	BBB-	561,352
	Basic Schools Inc., Series 2004, 6.125%, 12/15/34

1,645	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage	7/14 at 100.00	N/R	1,681,700
	Elementary School, Series 2004, 7.500%, 7/01/34

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe
	Educational Services Charter School, Series 2004:
500	6.250%, 7/01/14	No Opt. Call	N/R	506,445
1,000	7.125%, 7/01/24	7/14 at 100.00	N/R	1,012,410

1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue	10/12 at 100.00	A	1,189,468
	Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 - ACA Insured

1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB-	1,014,360
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24

	California - 18.9% (13.3% of Total Investments)

8,000	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power and	No Opt. Call	N/R	8,150,880
	Telecom, Series 2004, 7.000%, 6/01/09

500	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Catholic	No Opt. Call	A-	526,315
	Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)

1,100	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	11/05 at 100.00	BB+	1,100,132
	Hospital, Series 1993, 5.750%, 5/15/15

3,360	California, General Obligation Bonds, Series 2003, 5.000%, 11/01/21	11/13 at 100.00	A	3,554,074

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series
	2003D:
1,090	5.000%, 6/01/21	12/13 at 100.00	A-	1,148,010
1,170	5.100%, 6/01/23	12/13 at 100.00	A-	1,237,041

3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A-	3,163,050
	State Hospital, Series 2004A, 5.000%, 6/01/25
1,020	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue	1/14 at 100.00	N/R	1,081,496
	Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)

3,800	California Statewide Community Development Authority, Senior Lien Revenue Bonds, East Valley	10/15 at 103.00	N/R	4,194,402
	Tourist Authority, Series 2003B, 9.250%, 10/01/20 (a)

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	3,049,547
	2004A, 7.750%, 3/01/34

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	1,249,050
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

5,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	6,334,900
	Series 2003A-1, 6.750%, 6/01/39

4,975	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	A-***	5,629,213
	Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33 (Pre-refunded to 6/01/13)

	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1, Huntington
	Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	516,680
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	1,034,290

2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park,	5/14 at 100.00	N/R	2,671,675
	Series 2004A, 6.450%, 5/15/44

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada	5/14 at 100.00	N/R	1,053,032
	Mobile Home Park, Series 2004B 6.500%, 5/15/44

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area	9/13 at 102.00	N/R	1,261,716
	A, Canyon Hills, Series 2004A, 5.950%, 9/01/34

3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	3,507,780
	District 3, Series 2004, 5.950%, 9/01/34

300	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B-	321,153
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%,
	12/01/24 (Alternative Minimum Tax)

2,950	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B-	3,158,005
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%,
	12/01/24 (Alternative Minimum Tax)

	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community
	Facilities District, Series 2004:
800	5.550%, 9/01/29	9/05 at 102.00	N/R	816,096
1,250	5.650%, 9/01/34	9/05 at 102.00	N/R	1,275,150

1,555	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community	9/11 at 100.00	N/R	1,546,930
	Facilities District 2000-1, Series 2004B, 5.300%, 9/01/34

1,000	Oceanside, California, Special Tax Revenue Bonds, Community Facilities District - Morro Hills,	3/14 at 100.00	N/R	1,032,410
	Series 2004, 5.750%, 9/01/28

	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch,
	Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	514,875
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,675,326
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,031,930

2,250	San Diego County, California, Certificates of Participation, Developmental Services Foundation,	9/12 at 100.00	BBB-	2,283,480
	Series 2002, 5.500%, 9/01/27

3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	4,006,864
	2001-1, Series 2004A, 6.125%, 9/01/39

	Colorado - 9.4% (6.7% of Total Investments)

925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%,	12/13 at 101.00	N/R	993,145
	12/01/33

5,600	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003,	12/13 at 101.00	N/R	6,012,552
	7.500%, 12/01/33
925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass	7/08 at 100.00	N/R***	1,009,536
	Montessori Elementary Charter School, Series 2000, 7.750%, 7/15/31 (Pre-refunded to 7/15/08)

650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley East	9/11 at 100.00	Ba1***	768,794
	Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded to 9/15/11)

400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	12/10 at 101.00	BBB	433,500
	Charter School - Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20

1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County	6/11 at 100.00	Ba1	1,504,099
	School District 6 - Frontier Academy, Series 2001, 7.250%, 6/01/20

1,809	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson	2/12 at 100.00	N/R	1,887,203
	County School District R-1 - Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32

3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver Arts	5/14 at 101.00	N/R	3,648,400
	and Technology Academy, Series 2003, 8.000%, 5/01/34

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy
	Charter School, Series 2003:
500	7.300%, 12/01/23	12/13 at 100.00	N/R	528,175
875	7.500%, 12/01/33	12/13 at 100.00	N/R	930,247

1,500	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue	6/14 at 100.00	N/R	1,667,115
	Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34

2,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Colorado Lutheran High	6/14 at 100.00	N/R	2,125,020
	School Association, Series 2004A, 7.500%, 6/01/24

1,000	Colorado Housing and Finance Authority, Multifamily Project Bonds, Class II Series 2002C-6,	10/12 at 100.00	AA	1,029,780
	5.300%, 10/01/42

4,300	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	BBB	4,722,088

1,000	Denver, Colorado, FHA-Insured Multifamily Housing Mortgage Loan Revenue Bonds, Garden Court	7/08 at 102.00	AAA	1,028,370
	Community Project, Series 1998, 5.400%, 7/01/39

800	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 1996,	5/06 at 101.00	N/R	819,768
	7.500%, 5/01/21 (Alternative Minimum Tax)

1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	AA	1,321,575
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 - RAAI Insured

2,000	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2,	No Opt. Call	N/R	2,134,060
	7.875%, 12/01/32 (Mandatory put 12/01/13)

	Tallyn's Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation Bonds,
	Series 2004:
250	6.000%, 12/01/18	12/13 at 100.00	N/R	251,360
315	6.375%, 12/01/23	12/13 at 100.00	N/R	320,049

	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds,
	Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	516,080
500	6.750%, 12/01/33	12/13 at 100.00	N/R	509,985

	Connecticut - 0.3% (0.2% of Total Investments)

1,025	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon	1/06 at 100.00	BBB	1,027,255
	Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)

	Florida - 10.4% (7.4% of Total Investments)

4,480	Bartram Springs Community Development District, Duval County, Florida, Special Assessment Bonds,	5/13 at 102.00	N/R	4,915,277
	Series 2003A, 6.650%, 5/01/34

700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	BBB-	799,540
	11/01/20 (Alternative Minimum Tax)

3,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2002A,	10/12 at 102.00	N/R	3,301,950
	10.000%, 10/01/33 (a)

1,190	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment	5/14 at 101.00	N/R	1,237,755
	Revenue Bonds, Series 2004, 5.900%, 5/01/34

	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special
	Assessment Bonds, Series 2004:
485	6.125%, 5/01/24	5/14 at 101.00	N/R	521,826
450	6.250%, 5/01/34	5/14 at 101.00	N/R	478,841

6,880	Lee County Industrial Development Authority, Florida, Multifamily Housing Revenue Bonds, Legacy at	No Opt. Call	B2	6,179,066
	Lehigh Project, Senior Series 2003A, 6.000%, 12/01/43

640	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004,	5/14 at 101.00	N/R	669,088
	6.125%, 5/01/34

3,940	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A, Series	11/07 at 100.00	N/R	3,954,066
	2003I, 8.000%, 11/01/13

3,370	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue	5/14 at 101.00	N/R	3,445,589
	Bonds, Series 2004A, 6.050%, 5/01/35

1,000	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Bonds, Series	No Opt. Call	Aa1***	1,219,570
	1989D, 6.750%, 10/01/17

3,985	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/09 at 103.00	N/R	4,027,958
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)

1,700	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 101.00	N/R	1,800,946
	Series 2004, 6.125%, 5/01/34

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004:
485	6.000%, 5/01/24	5/14 at 101.00	N/R	513,397
500	6.125%, 5/01/34	5/14 at 101.00	N/R	528,520

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
150	6.000%, 5/01/23	5/13 at 101.00	N/R	158,070
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,942,938

	Georgia - 0.9% (0.6% of Total Investments)

1,975	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne's Terrace,	12/13 at 102.00	N/R	2,184,923
	Series 2003, 7.625%, 12/01/33

900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court,	2/09 at 100.00	N/R	922,086
	Series 2004A, 6.125%, 2/15/34

	Illinois - 10.1% (7.2% of Total Investments)

2,000	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Chicago/Kingsbury	12/08 at 100.00	N/R	2,085,640
	Redevelopment Project, Series 2004A, 6.570%, 2/15/13

1,400	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series 1998,	11/08 at 102.00	BB+	1,295,826
	5.500%, 11/15/19

795	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,	8/07 at 101.00	BBB-	795,191
	5.750%, 8/15/27

8,725	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 5.750%,	7/12 at 100.00	A-	9,250,071
	7/01/29

	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai Health
	System, Series 2003:
5,000	5.000%, 8/15/24	8/13 at 100.00	AAA	5,194,450
10,000	5.100%, 8/15/33	8/13 at 100.00	AAA	10,390,000
5,000	5.150%, 2/15/37	8/13 at 100.00	AAA	5,216,850

305	Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital, Series	1/06 at 100.00	BB+	305,189
	1991, 7.375%, 1/01/23

2,065	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A,	3/14 at 102.00	N/R	2,104,173
	6.200%, 3/01/34

	Indiana - 3.2% (2.3% of Total Investments)

6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 1/15/24	7/12 at 103.00	N/R	6,417,367
	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of
	Northwest Indiana, Series 2004A:
500	6.250%, 3/01/25	3/14 at 101.00	BBB-	542,550
2,500	6.000%, 3/01/34	3/14 at 101.00	BBB-	2,662,925
1,935	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	2,112,536
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

	Kentucky - 0.7% (0.5% of Total Investments)
2,875	Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, Delta Air Lines Project,	No Opt. Call	Ca	2,678,465
	Series 1992A, 7.500%, 2/01/20 (Alternative Minimum Tax)

	Louisiana - 6.6% (4.7% of Total Investments)
2,730	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment	11/05 at 100.00	N/R	2,685,201
	Bonds, Series 2004, 5.500%, 5/01/16
8,500	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation,	No Opt. Call	B	10,357,505
	Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)
2,620	Lafourche Parish Housing Authority, Louisiana, GNMA Collateralized Mortgage Loan Multifamily	1/11 at 105.00	AAA	2,939,509
	Mortgage Revenue Bonds, City Place II Apartments, Series 2001, 6.700%, 1/20/40
	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds,
	White Oaks Project, Series 2004A:
865	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	903,752
805	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	839,213
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series	No Opt. Call	N/R	5,134,994
	1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	1,059,360
	2001B, 5.875%, 5/15/39

	Maine - 0.9% (0.6% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Senior Living Section 8 Assisted Revenue Bonds,	2/14 at 102.00	Baa2	3,176,233
	Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34

	Maryland - 3.4% (2.4% of Total Investments)
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	2,041,360
	7.400%, 9/01/19 (Alternative Minimum Tax)
3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series	8/14 at 100.00	Baa1	3,980,424
	2004, 5.500%, 8/15/33
7,435	Prince George's County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/06 at 101.00	B3	6,174,396
	5.300%, 7/01/24

	Massachusetts - 1.4% (1.0% of Total Investments)
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB-	1,430,879
	Community Services Inc., Series 2004B, 6.375%, 7/01/34
3,470	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H, 6.650%,	7/10 at 100.00	AAA	3,775,534
	7/01/41 (Alternative Minimum Tax)- MBIA Insured

	Michigan - 4.6% (3.3% of Total Investments)
1,315	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999,	4/09 at 100.00	N/R	1,320,076
	7.000%, 4/01/29
915	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000,	4/09 at 100.00	N/R	947,775
	8.000%, 4/01/29
1,450	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%,	5/09 at 101.00	BB-	1,362,565
	5/01/21
3,580	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center	8/05 at 101.00	BB-	3,361,727
	Obligated Group, Series 1993B, 5.500%, 8/15/23
2,740	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series 2000,	6/10 at 102.00	N/R	2,927,306
	8.250%, 6/01/30
	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
	Group, Series 1993:
1,000	6.000%, 8/01/13	8/05 at 100.00	BB	1,000,230
1,500	6.000%, 8/01/18	8/05 at 100.00	BB	1,456,560
1,800	6.000%, 8/01/23	8/05 at 100.00	BB	1,699,830
2,500	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center,	7/14 at 100.00	A	2,588,600
	Series 2004G, 5.125%, 7/01/22

	Minnesota - 2.9% (2.0% of Total Investments)
	Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton Community Housing Project, Series
	2000:
100	7.200%, 7/01/14	7/10 at 100.00	N/R	102,564
100	7.300%, 7/01/15	7/10 at 100.00	N/R	102,557
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series	6/14 at 102.00	N/R	1,348,784
	2004A, 6.750%, 12/01/33
5,000	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.250%,	7/14 at 100.00	A-	5,213,150
	7/01/30
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,119,745
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,430	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,461,446
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B,	5/15 at 100.00	N/R	1,016,120
	6.000%, 5/01/30

	Mississippi - 0.3% (0.2% of Total Investments)
1,000	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments,	11/19 at 101.00	N/R	1,021,090
	Series 2004-2, 6.125%, 9/01/34

	Missouri - 1.4% (1.0% of Total Investments)
2,380	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Pickwick	2/14 at 102.00	N/R	2,419,651
	Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)
2,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center	12/05 at 100.00	N/R	2,548,250
	Multipurpose Arena, Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)

	Montana - 2.1% (1.5% of Total Investments)
5,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company Project,	7/10 at 101.00	B1	5,450,016
	Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
2,000	Montana Board of Investment, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series 1993,	No Opt. Call	N/R	1,984,100
	7.000%, 12/31/19 (Alternative Minimum Tax)

	National - 2.1% (1.5% of Total Investments)
	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4:
5,000	6.000%, 12/31/45 (Alternative Minimum Tax) (Mandatory put 4/30/19)	No Opt. Call	A3	5,363,100
1,000	5.750%, 12/31/45 (Mandatory put 4/30/15)	No Opt. Call	A3	1,065,110
1,000	GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39 (Alternative Minimum Tax) (Mandatory	No Opt. Call	Baa1	1,035,480
	put 10/31/19)

	Nevada - 2.3% (1.6% of Total Investments)
1,500	Clark County, Nevada, Local Improvement Bonds, Mountain's Edge Special Improvement District 142,	8/05 at 103.00	N/R	1,553,295
	Series 2003, 6.375%, 8/01/23
2,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1995A,	No Opt. Call	B-	1,999,880
	5.600%, 10/01/30 (Alternative Minimum Tax)

3,670	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series	No Opt. Call	B-	3,669,633
	1995C, 5.500%, 10/01/30

500	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1997A,	No Opt. Call	B-	500,055
	5.900%, 11/01/32 (Alternative Minimum Tax)

550	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 102.00	N/R	576,571
	Project, Second Tier, Series 2000, 7.375%, 1/01/40

	New Jersey - 4.0% (2.8% of Total Investments)

1,510	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	9/09 at 101.00	B	1,382,903
	Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)

500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	563,545
	Group, Series 2000, 7.500%, 7/01/30

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2003:
7,825	6.750%, 6/01/39	6/13 at 100.00	BBB	9,248,055
2,760	7.000%, 6/01/41	6/13 at 100.00	BBB	3,340,180

	New Mexico - 1.3% (0.9% of Total Investments)

4,500	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.000%, 9/01/18	9/13 at 101.00	N/R	4,691,745

	New York - 3.3% (2.4% of Total Investments)

1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American	8/06 at 100.00	CCC	1,449,284
	Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)

750	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	No Opt. Call	CCC	737,250
	Airport - American Airlines Inc., Series 2002A, 8.000%, 8/01/12 (Alternative Minimum Tax)

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003B-1C:
4,000	5.500%, 6/01/21	6/13 at 100.00	AA-	4,398,680
5,000	5.500%, 6/01/22	6/13 at 100.00	AA-	5,466,700

	North Carolina - 1.6% (1.1% of Total Investments)

5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty	7/12 at 106.00	N/R	5,616,765
	Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29

	Ohio - 3.9% (2.8% of Total Investments)

	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation, Series
	1998:
500	5.700%, 1/01/13	1/08 at 102.00	B	479,260
400	5.800%, 1/01/18	1/08 at 102.00	B	368,988

3,375	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program -	5/14 at 102.00	N/R	3,396,836
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23

7,800	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	7,887,204
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

800	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A, 4.800%,	3/14 at 101.00	A+	809,104
	3/01/22

1,275	Trumbull County, Ohio, Sewerage Disposal Revenue Bonds, General Motors Corporation, Series 1994,	No Opt. Call	Baa3	1,321,984
	6.750%, 7/01/14 (Alternative Minimum Tax)

	Oklahoma - 4.2% (3.0% of Total Investments)

	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
1,200	5.750%, 8/15/15 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	1,316,220
11,680	5.625%, 8/15/29 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	12,756,429
1,335	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	12/05 at 102.00	B-	1,255,167
	6.250%, 6/01/20

	Pennsylvania - 4.7% (3.4% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny
	Health System, Series 2000B:
695	9.250%, 11/15/22	11/10 at 102.00	B1	838,559
6,455	9.250%, 11/15/30	11/10 at 102.00	B1	7,758,587
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata	10/15 at 102.00	N/R	1,952,540
	University, Series 2005, 5.750%, 10/15/37
190	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series 1992,	No Opt. Call	B1	190,293
	7.000%, 10/01/13
300	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series 1995,	10/05 at 102.00	B1	306,456
	6.250%, 10/01/15
500	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New	10/05 at 101.00	BB-	500,125
	Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
600	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant	12/09 at 103.00	B+	645,720
	Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
400	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant	12/09 at 103.00	B+	430,512
	Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station	6/12 at 102.00	A	4,310,320
	Parking Garage, Series 2002, 5.800%, 6/01/23 (Alternative Minimum Tax) - ACA Insured
230	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny General Hospital,	No Opt. Call	B1	230,389
	Series 1991A, 7.250%, 9/01/17

	Rhode Island - 1.3% (0.9% of Total Investments)
1,500	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds,	7/15 at 103.00	N/R	1,542,780
	Series 2005, 7.250%, 7/15/35
3,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,241,740
	Series 2002A, 6.250%, 6/01/42

	South Carolina - 2.0% (1.4% of Total Investments)
2,755	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A-	2,918,785
	Assets for Education, Series 2003, 5.250%, 12/01/19
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
500	6.750%, 1/01/19 - FGIC Insured	No Opt. Call	AAA	646,265
1,375	6.750%, 1/01/19 - FGIC Insured	No Opt. Call	AAA	1,732,706
1,150	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Georgetown Memorial	8/11 at 100.00	AA	1,199,864
	Hospital, Series 2001, 5.250%, 2/01/21 - RAAI Insured
490	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	No Opt. Call	BBB	574,388
	Bonds, Series 2001B, 6.375%, 5/15/30

	Tennessee - 1.0% (0.7% of Total Investments)
3,500	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	4/12 at 101.00	Baa3	3,732,750
	Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31

	Texas - 9.0% (6.4% of Total Investments)
1,200	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/05 at 100.00	CCC	1,043,196
	American Airlines Inc., Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)
2,705	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/05 at 102.00	CCC	2,320,024
	American Airlines Inc., Series 1995, 6.000%, 11/01/14
565	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	Caa2	436,310
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	2,033,844
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	7,251,684

585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba1	669,205
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

3,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial	12/14 at 100.00	A	3,107,910
	Hermann Healthcare System, Series 2004A, 5.125%, 12/01/23

2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series	7/09 at 101.00	B-	1,622,908
	1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)

975	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series	7/09 at 101.00	B-	783,335
	1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series
	2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B-	611,634
5,350	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B-	5,180,298

	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living
	Community Inc., Series 2004A:
250	7.000%, 2/15/23	2/14 at 101.00	N/R	276,318
1,400	7.125%, 2/15/34	2/14 at 101.00	N/R	1,540,476

5,850	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble	7/21 at 100.00	N/R	5,886,855
	Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)

	Virgin Islands - 3.4% (2.4% of Total Investments)

5,000	Virgin Islands Public Finance Authority, Refinery Revenue Bonds, Hovensa LLC, Series 2003, 6.125%,	1/14 at 100.00	BBB	5,518,050
	7/01/22 (Alternative Minimum Tax)

3,300	Virgin Islands Public Finance Authority, Senior Secured Lien Refinery Revenue Bonds, Hovensa LLC,	7/14 at 100.00	BBB	3,586,044
	Series 2004, 5.875%, 7/01/22

3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	AA	3,166,920
	10/01/26 - RAAI Insured

	Virginia - 3.9% (2.7% of Total Investments)

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road,
	Series 1998B:
2,000	0.000%, 8/15/12	8/08 at 82.10	BB	1,388,360
3,000	0.000%, 8/15/15	8/08 at 68.82	BB	1,748,280
9,000	0.000%, 8/15/19	8/08 at 54.38	BB	4,123,890

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road,
	Series 1998A:
2,000	0.000%, 8/15/14	8/08 at 73.23	BB	1,240,740
4,250	5.500%, 8/15/28	8/08 at 102.00	BB	4,428,883
1,850	0.000%, 8/15/30	8/08 at 28.38	BB	443,260

650	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds, Series	7/11 at 105.00	B2	664,801
	2001A, 7.400%, 7/15/21

	Washington - 3.5% (2.5% of Total Investments)

3,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series	12/13 at 100.00	Baa3	3,256,800
	2003, 6.000%, 12/01/18

	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center Project,
	Series 2003A:
1,750	6.000%, 1/01/28 - ACA Insured	1/14 at 100.00	A	1,892,748
2,500	5.250%, 1/01/34 - ACA Insured	1/14 at 100.00	A	2,557,950
4,725	6.000%, 1/01/34 - ACA Insured	1/14 at 100.00	A	5,090,054

	Wisconsin - 5.7% (4.0% of Total Investments)

550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A,	12/14 at 101.00	N/R	552,316
	7.750%, 6/01/16
300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Milwaukee Catholic Home Inc.,	7/06 at 102.00	N/R	308,410
	Series 1996, 7.250%, 7/01/17

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Oakwood Village Obligated	8/05 at 100.00	N/R	500,340
	Group, Series 2000A, 7.000%, 8/15/15

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	2/12 at 101.00	A	5,367,300
	Inc., Series 2002, 5.750%, 8/15/30

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,
	Series 1999A:
2,300	5.600%, 2/15/29 - ACA Insured	2/09 at 101.00	A	2,374,450
9,380	5.600%, 2/15/29	2/09 at 101.00	BBB+	9,671,338

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc.,
	Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	892,290
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	1,017,280

$499,420	Total Long-Term Investments (cost $479,874,002) - 141.5%			512,239,481

	Other Assets Less Liabilities - 1.3%			4,847,813

	Preferred Shares, at Liquidation Value - (42.8)%			(155,000,000)

	Net Assets Applicable to Common Shares - 100%			$362,087,294

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(a)	The issuer has recieved a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $479,259,653.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$34,606,666
Depreciation	(1,626,838)

Net unrealized appreciation of investments	$32,979,828

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.